RELATED PARTIES (Tables)	12 Months Ended
Jun. 30, 2024
RELATED PARTIES [Abstract]
Subsidiaries
(a)	Subsidiaries

	Country of Incorporation	Equity Interest
		2024%	2023%	2022%
Hyperion Metals (Australia) Pty Ltd	Australia	100	100	100
IperionX Critical Minerals LLC	United States	100	100	100
IperionX Technology LLC	United States	100	100	100
IperionX Inc.	United States	100	100	-
Calatos Pty Ltd LLC	United States	-	100	100

Aggregate Compensation Made to Key Management Personnel
The aggregate compensation made to Key Management Personnel of the Group is set out below:

	2024 US$	2023 US$	2022 US$
Short-term employee benefits	3,100,958	2,109,813	1,503,275
Post-employment benefits	68,300	47,502	25,114
Share-based payments	2,749,346	1,650,382	7,146,121
Total compensation	5,918,604	3,807,697	8,674,510